Employee Benefit Plans Employee Benefit Plans - Plan Amendments and Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Recognized curtailment gain	$ 0	$ 107,000,000	$ 0
Pension Curtailment Gain, Net of Tax		66,000,000
Pension plan amendment, remaining service period for participants		10 years 0 months 0 days
Pension plan amendment, average remaining life expectancy of all participants		33 years 0 months 0 days
Pension plan amendment, aggregate accumulated actuarial losses for U.S. plans	1,100,000,000
Pension plan amendment, expense savings next fiscal year	47,000,000
Post retirement benefit plan amendment amount of change to benefit obligation		(55,000,000)
Post retirement benefit plan amendment change after tax increase to equity		(34,000,000)
Post retirement benefit plan amendment reduction in expense		(13,000,000)
Defined benefit plan global plan assets at measurement dates	9,000,000,000	8,300,000,000
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Pension Plan Assets	0	0	0
Parent Company Stock [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Pension Plan Assets		$ 99,000,000
Defined Benefit Plan, Actual Plan Asset Allocations		1.00%